Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Segment Information	December 31, 2024, 2023 and 2022.

	2024
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,832	₩ 465,026	₩ 23,963	₩ 579,821
Elimination of intersegment revenue	(13,843)	(59,350)	(5,783)	(78,976)
Consolidated net revenue	76,989	405,676	18,180	500,845
Depreciation/Amortization	1,725	2,699	4,809	9,233
Segment operating profit	34,211	55,371	(4,198)	85,384

	2023
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 96,487	₩ 697,736	₩ 21,149	₩ 815,372
Elimination of intersegment revenue	(15,470)	(68,132)	(6,254)	(89,856)
Consolidated net revenue	81,017	629,604	14,895	725,516
Depreciation/Amortization	1,436	2,158	4,064	7,658
Segment operating profit	44,107	122,107	(5,847)	160,367

	2022
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,326	₩ 404,362	₩ 21,740	₩ 533,428
Elimination of intersegment revenue	(18,069)	(45,591)	(6,150)	(69,810)
Consolidated net revenue	89,257	358,771	15,590	463,618
Depreciation/Amortization	1,349	1,873	3,840	7,062
Segment operating profit	45,832	58,357	519	104,708

Summary Revenue from External Customers by Country	Revenue from external customers by country for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Korea	₩ 53,142	₩ 86,058	₩ 46,719
Taiwan	114,410	176,071	175,664
Japan	18,857	18,999	26,133
The United States of America	34,653	22,702	33,697
Thailand	61,781	136,874	75,498
The Philippines	58,927	102,595	26,003
Indonesia	32,373	58,763	5,472
Hong Kong	17,255	22,656	24,397
Malaysia	26,361	58,553	24,830
Brazil	26,434	5,264	6,444
Other	56,652	36,981	18,761
Total	₩ 500,845	₩ 725,516	₩ 463,618

Summary of Non-Current Assets by Geographical Regions
Non-Current assets by geographical regions as of December 31, 2024, 2023 and 2022 are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	(In millions of Korean won)
Korea	₩	18,990	₩	15,488	₩	9,183
Overseas (*)	6,475		8,018		5,309
Total	₩	25,465	₩	23,506	₩	14,492
(*) Non-Current assets of Taiwan are Won 2,613 million as of December 31, 2024 .